Cash and cash equivalents	9 Months Ended
Sep. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents
5	Cash and cash equivalents

	As of
	September 30, 2022	December 31, 2021
Cash and bank accounts	92	74
Cash and bank accounts – Abroad (*)	25	25
Financial investments (**)	4,093	2,451
	4,210	2,550

(*)	As of September 30, 2022, the Company had funds held abroad, of which R$25 in US Dollars (R$25 in US dollars on December 31, 2021).

(**)	As of September 30, 2022, the financial investments refer to repurchase and resale agreements and Bank Deposit Certificates – CDB, with a weighted average interest rate of 86.66% of the CDI – Interbank Deposit Certificate (109.64% of the CDI as of December 31, 2021) and redeemable in less than 90 days from the investment date, without loss of income.